NON-CONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Nov. 07, 2017
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest, Beginning Balance	$ 495	$ 474	$ 478
Net income (loss) attributable to non-controlling interest	(28)	(3)	0
Foreign currency translation adjustment attributable to non-controlling interest	22	24	(4)
Non-controlling interest, Ending balance	$ 489	$ 495	$ 474
Hengbang Insurance
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership equity interest	0.20%			0.20%